Mainstay DefinedTerm Municipal Opportunities Fund

51 Madison Avenue

New York, New York 10010

VIA EDGAR

May 17, 2012

Mary Cole, Esq.

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay DefinedTerm Municipal Opportunities Fund (“Fund”)
File Nos.: 333-173701; 811-22551

Dear Ms. Cole:

The Fund hereby submits for your review a Pre-Effective Amendment No. 2 to the above referenced registration statement, originally filed with the Securities and Exchange Commission on April 25, 2011, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Fund will, in connection therewith, make the requested representations and file the necessary acceleration requests.

Please direct any comments or questions concerning the filing to Kevin M. Bopp at 973-394-4436.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary of the Fund

cc:	J. Kevin Gao
Sander M. Bieber